Schedule of Investments (unaudited)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Axon Enterprise Inc.(a)	20,476	$2,256,250
HEICO Corp.	12,271	1,935,259
HEICO Corp., Class A	21,594	2,757,122
Howmet Aerospace Inc.	108,515	4,029,162
Huntington Ingalls Industries Inc.	5,313	1,152,071
Textron Inc.(b)	29,386	1,928,897
TransDigm Group Inc.(a)	14,949	9,303,361
		23,362,122
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	12,364	1,368,695
Expeditors International of Washington Inc.	26,804	2,847,925
GXO Logistics Inc.(a)	17,939	861,072
		5,077,692
Airlines — 0.3%
Delta Air Lines Inc.(a)	112,986	3,592,955

Auto Components — 0.5%
Aptiv PLC(a)	45,805	4,804,486
Gentex Corp.	34,966	986,741
		5,791,227
Automobiles — 0.4%
Lucid Group Inc.(a)(b)	163,235	2,979,039
Rivian Automotive Inc., Class A(a)(b)	46,446	1,593,098
		4,572,137
Banks — 0.9%
First Republic Bank/CA	33,552	5,459,246
Signature Bank/New York NY	10,055	1,865,906
SVB Financial Group(a)	5,603	2,261,091
Western Alliance Bancorp.	12,306	939,932
		10,526,175
Beverages — 0.4%
Brown-Forman Corp., Class A, NVS	16,009	1,159,052
Brown-Forman Corp., Class B (b)	52,720	3,912,878
		5,071,930
Biotechnology — 2.7%
Alnylam Pharmaceuticals Inc.(a)	34,838	4,948,389
BioMarin Pharmaceutical Inc.(a)	53,356	4,591,284
Exact Sciences Corp.(a)	50,730	2,287,923
Horizon Therapeutics PLC(a)	66,296	5,500,579
Incyte Corp.(a)	54,298	4,217,869
Neurocrine Biosciences Inc.(a)	27,520	2,590,458
Seagen Inc.(a)	38,752	6,974,585
		31,111,087
Building Products — 2.0%
A O Smith Corp.	15,226	963,349
Advanced Drainage Systems Inc.(b)	16,417	1,947,056
Allegion PLC	12,815	1,354,545
Builders FirstSource Inc.(a)	21,454	1,458,872
Carlisle Companies Inc.	14,909	4,414,555
Carrier Global Corp.	87,105	3,530,366
Lennox International Inc.	3,615	865,901
Owens Corning	9,590	889,377
Trane Technologies PLC	36,572	5,375,718
Trex Co. Inc.(a)	32,663	2,107,417
		22,907,156
Capital Markets — 3.8%
Ares Management Corp., Class A	49,479	3,545,170
Security	Shares	Value

Capital Markets (continued)
FactSet Research Systems Inc.	10,930	$4,696,402
KKR & Co. Inc.	100,795	5,590,091
LPL Financial Holdings Inc.(b)	23,064	4,841,595
MarketAxess Holdings Inc.	10,881	2,946,357
Morningstar Inc.	6,783	1,732,039
MSCI Inc.	23,400	11,263,356
Nasdaq Inc.	16,740	3,028,266
Raymond James Financial Inc.	33,349	3,283,876
SEI Investments Co.	16,502	913,551
Tradeweb Markets Inc., Class A	31,046	2,189,364
		44,030,067
Chemicals — 1.8%
Albemarle Corp.	33,780	8,252,792
DuPont de Nemours Inc.	59,818	3,662,656
FMC Corp.	15,427	1,713,940
Olin Corp.	24,198	1,264,829
PPG Industries Inc.	30,595	3,955,628
RPM International Inc.	18,674	1,688,130
Westlake Corp.	5,795	564,085
		21,102,060
Commercial Services & Supplies — 1.1%
Copart Inc.(a)	61,638	7,895,828
Rollins Inc.(b)	65,291	2,518,274
Tetra Tech Inc.	15,483	2,373,079
		12,787,181
Communications Equipment — 1.4%
Arista Networks Inc.(a)	64,903	7,569,637
Ciena Corp.(a)	25,559	1,318,844
F5 Inc.(a)	10,187	1,704,896
Motorola Solutions Inc.	24,791	5,914,885
		16,508,262
Construction & Engineering — 0.6%
AECOM	22,333	1,607,976
Quanta Services Inc.	18,512	2,568,170
WillScot Mobile Mini Holdings Corp.(a)	64,145	2,476,638
		6,652,784
Construction Materials — 1.1%
Martin Marietta Materials Inc.	17,985	6,332,159
Vulcan Materials Co.	38,326	6,336,437
		12,668,596
Consumer Finance — 0.5%
Credit Acceptance Corp.(a)(b)	1,429	822,975
Discover Financial Services	51,128	5,163,928
		5,986,903
Containers & Packaging — 1.0%
AptarGroup Inc.	8,625	929,430
Avery Dennison Corp.	15,385	2,930,227
Ball Corp.	56,539	4,151,094
Crown Holdings Inc.	19,654	1,998,419
Sealed Air Corp.	26,753	1,635,143
		11,644,313
Distributors — 0.5%
LKQ Corp.	38,132	2,091,159
Pool Corp.	11,558	4,134,297
		6,225,456
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions Inc.(a)	17,170	1,608,314

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Service Corp. International	22,082	$1,644,226
		3,252,540
Diversified Financial Services — 0.3%
Apollo Global Management Inc.	55,779	3,184,981
Voya Financial Inc.	9,043	544,027
		3,729,008
Electric Utilities — 0.3%
Constellation Energy Corp.	36,367	2,403,859
NRG Energy Inc.	36,770	1,388,067
		3,791,926
Electrical Equipment — 1.7%
AMETEK Inc.	44,614	5,509,829
Generac Holdings Inc.(a)	18,407	4,938,598
Hubbell Inc.	6,684	1,463,930
Plug Power Inc.(a)(b)	150,050	3,202,067
Rockwell Automation Inc.	18,632	4,756,377
		19,870,801
Electronic Equipment, Instruments & Components — 3.0%
CDW Corp./DE	21,407	3,886,013
Cognex Corp.	50,055	2,551,804
Corning Inc.	99,062	3,641,519
Keysight Technologies Inc.(a)	52,487	8,534,386
Teledyne Technologies Inc.(a)	13,511	5,288,205
Trimble Inc.(a)	72,143	5,008,889
Zebra Technologies Corp., Class A(a)	15,145	5,417,215
		34,328,031
Energy Equipment & Services — 0.8%
Baker Hughes Co.	151,427	3,890,160
Halliburton Co.	163,265	4,783,664
		8,673,824
Entertainment — 1.6%
Electronic Arts Inc.	49,886	6,546,540
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,825	237,112
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	36,144	2,449,479
Live Nation Entertainment Inc.(a)	26,386	2,480,020
Playtika Holding Corp.(a)	10,964	134,528
Roku Inc.(a)(b)	34,609	2,267,582
Take-Two Interactive Software Inc.(a)	30,584	4,059,414
		18,174,675
Equity Real Estate Investment Trusts (REITs) — 8.8%
Alexandria Real Estate Equities Inc.	18,991	3,148,328
American Campus Communities Inc.	40,166	2,623,643
American Homes 4 Rent, Class A	85,361	3,233,475
Apartment Income REIT Corp.	23,172	1,050,618
AvalonBay Communities Inc.	19,527	4,177,606
Brixmor Property Group Inc.	32,544	754,370
Camden Property Trust	30,720	4,334,592
CubeSmart	41,571	1,906,862
Duke Realty Corp.	110,877	6,936,465
EastGroup Properties Inc.	12,019	2,049,720
Equity LifeStyle Properties Inc.	34,211	2,515,193
Equity Residential	42,235	3,310,802
Essex Property Trust Inc.	9,013	2,582,495
Extra Space Storage Inc.	26,523	5,026,639
Federal Realty Investment Trust	10,152	1,072,153
Healthpeak Properties Inc.	91,640	2,532,013
Host Hotels & Resorts Inc.	206,268	3,673,633
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes Inc.	176,013	$6,869,787
Kilroy Realty Corp.	13,530	733,055
Lamar Advertising Co., Class A	9,598	969,974
Life Storage Inc.	14,875	1,872,614
Mid-America Apartment Communities Inc.	19,395	3,602,233
Realty Income Corp.	68,102	5,038,867
Regency Centers Corp.	25,457	1,640,195
Rexford Industrial Realty Inc.	47,503	3,107,171
SBA Communications Corp.	31,098	10,442,397
Sun Communities Inc.	35,074	5,750,733
UDR Inc.	54,507	2,638,139
Welltower Inc.	53,952	4,658,216
Weyerhaeuser Co.	94,250	3,423,160
		101,675,148
Food & Staples Retailing — 0.4%
BJ’s Wholesale Club Holdings Inc.(a)	14,539	984,290
Performance Food Group Co.(a)	44,697	2,221,888
U.S. Foods Holding Corp.(a)	26,603	837,995
		4,044,173
Food Products — 1.3%
Darling Ingredients Inc.(a)	16,980	1,176,374
Hershey Co. (The)	27,234	6,208,263
Hormel Foods Corp.	37,685	1,859,378
Lamb Weston Holdings Inc.	26,985	2,149,625
McCormick & Co. Inc./MD, NVS	38,064	3,324,890
		14,718,530
Health Care Equipment & Supplies — 5.1%
Abiomed Inc.(a)	13,155	3,854,547
Align Technology Inc.(a)	21,137	5,938,863
Baxter International Inc.	67,477	3,958,201
Cooper Companies Inc. (The)	14,223	4,650,921
DENTSPLY SIRONA Inc.	23,353	844,444
Hologic Inc.(a)	38,856	2,773,541
IDEXX Laboratories Inc.(a)	24,231	9,672,531
Insulet Corp.(a)(b)	19,996	4,955,009
Novocure Ltd.(a)(b)	25,968	1,765,564
ResMed Inc.	42,192	10,148,020
STERIS PLC	28,872	6,514,967
Teleflex Inc.	13,535	3,254,626
		58,331,234
Health Care Providers & Services — 0.4%
agilon health Inc.(a)	13,997	350,345
Chemed Corp.	2,202	1,059,360
DaVita Inc.(a)	7,198	605,784
Molina Healthcare Inc.(a)	8,540	2,798,729
		4,814,218
Health Care Technology — 0.8%
Veeva Systems Inc., Class A(a)	40,319	9,014,522

Hotels, Restaurants & Leisure — 2.9%
Caesars Entertainment Inc.(a)	61,738	2,820,809
Choice Hotels International Inc.	9,531	1,152,012
Churchill Downs Inc.	9,875	2,071,775
Darden Restaurants Inc.	16,229	2,020,348
Domino’s Pizza Inc.	10,395	4,075,984
Expedia Group Inc.(a)	19,981	2,118,985
MGM Resorts International	101,776	3,331,129
Royal Caribbean Cruises Ltd.(a)	36,405	1,409,238
Vail Resorts Inc.	11,672	2,767,781

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts Inc.	26,571	$1,844,293
Yum! Brands Inc.	82,239	10,077,567
		33,689,921
Household Durables — 0.6%
DR Horton Inc.	42,471	3,314,012
Garmin Ltd.	16,251	1,586,423
NVR Inc.(a)	511	2,244,874
		7,145,309
Household Products — 0.4%
Church & Dwight Co. Inc.	46,018	4,048,203

Insurance — 2.7%
Alleghany Corp.(a)	1,927	1,613,824
Arch Capital Group Ltd.	43,853	1,947,073
Arthur J Gallagher & Co.	38,481	6,887,714
Assurant Inc.	5,346	939,720
Brown & Brown Inc.	67,621	4,402,127
Cincinnati Financial Corp.	25,453	2,477,595
Erie Indemnity Co., Class A, NVS	3,543	720,504
Everest Re Group Ltd.	5,445	1,423,051
Loews Corp.	24,739	1,441,047
Markel Corp.(a)	2,357	3,057,359
W R Berkley Corp.	38,544	2,410,156
Willis Towers Watson PLC	19,607	4,057,473
		31,377,643
Interactive Media & Services — 1.2%
IAC/InterActiveCorp.(a)	9,413	644,791
Match Group Inc.(a)	82,359	6,037,738
Pinterest Inc., Class A(a)	165,918	3,232,083
ZoomInfo Technologies Inc.(a)	87,370	3,310,449
		13,225,061
Internet & Direct Marketing Retail — 0.6%
DoorDash Inc., Class A(a)(b)	48,193	3,361,462
Etsy Inc.(a)(b)	36,601	3,796,256
		7,157,718
IT Services — 5.1%
Akamai Technologies Inc.(a)	27,199	2,617,088
Broadridge Financial Solutions Inc.	33,811	5,428,356
Cloudflare Inc., Class A(a)	81,137	4,082,814
Concentrix Corp.	7,790	1,041,990
EPAM Systems Inc.(a)	16,478	5,754,942
FleetCor Technologies Inc.(a)	13,844	3,046,926
Gartner Inc.(a)	23,224	6,165,508
Genpact Ltd.	21,129	1,015,882
GoDaddy Inc., Class A(a)	46,699	3,464,132
Jack Henry & Associates Inc.	21,021	4,367,533
MongoDB Inc. (a)	19,488	6,089,415
Okta Inc.(a)	43,476	4,280,212
SS&C Technologies Holdings Inc.	24,773	1,465,818
Twilio Inc., Class A(a)	49,562	4,202,858
VeriSign Inc.(a)	27,487	5,199,441
		58,222,915
Leisure Products — 0.2%
Hasbro Inc.	18,863	1,484,895
Mattel Inc.(a)	49,640	1,151,648
		2,636,543
Life Sciences Tools & Services — 5.4%
Agilent Technologies Inc.	86,553	11,606,757
Security	Shares	Value

Life Sciences Tools & Services (continued)
Avantor Inc.(a)	176,018	$5,108,042
Bio-Rad Laboratories Inc., Class A(a)	6,256	3,523,755
Bio-Techne Corp.	11,310	4,357,517
Bruker Corp.	28,845	1,977,325
Charles River Laboratories International Inc.(a)	14,674	3,676,424
Mettler-Toledo International Inc.(a)	6,536	8,821,835
PerkinElmer Inc.	36,378	5,572,018
Repligen Corp.(a)	14,874	3,173,517
Syneos Health Inc.(a)	10,637	841,812
Waters Corp.(a)	17,378	6,326,113
West Pharmaceutical Services Inc.	21,369	7,341,534
		62,326,649
Machinery — 4.2%
AGCO Corp.	6,043	658,204
Dover Corp.	21,008	2,808,349
Fortive Corp.	50,641	3,263,812
Graco Inc.	48,709	3,271,296
IDEX Corp.	21,921	4,576,009
Ingersoll Rand Inc.	117,064	5,829,787
Lincoln Electric Holdings Inc.	11,315	1,600,394
Middleby Corp. (The)(a)	7,691	1,112,811
Nordson Corp.(b)	15,559	3,593,973
Otis Worldwide Corp.	64,244	5,021,954
PACCAR Inc.	34,298	3,138,953
Parker-Hannifin Corp.	14,662	4,238,638
Pentair PLC	16,217	792,849
Toro Co. (The)	17,419	1,497,860
Westinghouse Air Brake Technologies Corp.	21,618	2,020,634
Xylem Inc./NY	51,936	4,779,670
		48,205,193
Media — 0.6%
Cable One Inc.	761	1,047,654
Liberty Broadband Corp., Class A, NVS(a)(b)	6,016	649,307
Liberty Broadband Corp., Class C (a)	37,725	4,109,384
Sirius XM Holdings Inc.(b)	163,965	1,095,286
		6,901,631
Metals & Mining — 0.2%
Royal Gold Inc.	18,912	1,981,410

Multi-Utilities — 0.2%
CMS Energy Corp.	36,143	2,484,108

Multiline Retail — 0.6%
Dollar Tree Inc.(a)	37,916	6,269,790

Oil, Gas & Consumable Fuels — 2.7%
APA Corp.	54,206	2,014,837
Cheniere Energy Inc.	68,165	10,196,121
Coterra Energy Inc.	147,015	4,497,189
EQT Corp.	50,914	2,241,743
Hess Corp.(b)	27,817	3,128,578
New Fortress Energy Inc.	11,908	583,135
ONEOK Inc.	54,007	3,226,378
Targa Resources Corp.	23,528	1,626,020
Texas Pacific Land Corp.	1,780	3,264,253
		30,778,254
Personal Products — 0.0%
Olaplex Holdings Inc.(a)(b)	20,468	352,050

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 0.8%
Catalent Inc.(a)	51,691	$5,846,252
Elanco Animal Health Inc.(a)	136,459	2,764,659
		8,610,911
Professional Services — 3.1%
Booz Allen Hamilton Holding Corp.	19,051	1,828,515
Clarivate PLC(a)(b)	112,627	1,631,965
CoStar Group Inc.(a)	114,265	8,294,496
Dun & Bradstreet Holdings Inc.(a)(b)	13,710	216,070
Equifax Inc.	35,276	7,369,509
Jacobs Engineering Group Inc.	17,846	2,450,256
Robert Half International Inc.	15,929	1,260,621
TransUnion(b)	55,487	4,396,235
Verisk Analytics Inc.	45,537	8,663,414
		36,111,081
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	33,577	2,874,863
Zillow Group Inc., Class A, NVS(a)	10,346	362,110
Zillow Group Inc., Class C (a)(b)	47,320	1,650,521
		4,887,494
Road & Rail — 1.4%
AMERCO	1,485	797,564
Avis Budget Group Inc.(a)	5,446	991,335
JB Hunt Transport Services Inc.	24,181	4,431,652
Knight-Swift Transportation Holdings Inc.	23,681	1,301,271
Lyft Inc., Class A(a)	45,613	632,196
Old Dominion Freight Line Inc.	26,475	8,035,427
		16,189,445
Semiconductors & Semiconductor Equipment — 5.2%
Enphase Energy Inc.(a)	38,947	11,067,958
Entegris Inc.	42,899	4,714,600
First Solar Inc.(a)	12,889	1,278,202
Lattice Semiconductor Corp.(a)	39,679	2,440,259
Microchip Technology Inc.	160,348	11,041,563
Monolithic Power Systems Inc.	12,649	5,878,243
ON Semiconductor Corp.(a)	125,310	8,368,202
Qorvo Inc.(a)	13,074	1,360,611
Skyworks Solutions Inc.	15,042	1,637,773
SolarEdge Technologies Inc.(a)	15,973	5,752,357
Teradyne Inc.	46,205	4,661,622
Wolfspeed Inc.(a)(b)	13,842	1,153,039
		59,354,429
Software — 8.7%
Ansys Inc.(a)	25,089	6,999,580
AppLovin Corp., Class A(a)(b)	10,306	366,275
Aspen Technology Inc.(a)	8,079	1,648,843
Avalara Inc.(a)	25,352	2,216,272
Bentley Systems Inc., Class B	54,128	2,143,469
Bill.com Holdings Inc.(a)(b)	26,796	3,619,604
Black Knight Inc.(a)	44,879	2,947,653
Ceridian HCM Holding Inc.(a)(b)	39,619	2,169,933
Citrix Systems Inc.	20,000	2,028,200
Datadog Inc., Class A(a)	74,274	7,576,691
DocuSign Inc.(a)	57,670	3,689,727
Dynatrace Inc.(a)	56,802	2,137,459
Elastic NV(a)(b)	21,059	1,682,403
Fair Isaac Corp.(a)	7,469	3,450,902
Five9 Inc.(a)	20,061	2,168,995
Guidewire Software Inc.(a)(b)	9,709	754,583
HubSpot Inc.(a)	13,090	4,031,720
Security	Shares	Value

Software (continued)
Manhattan Associates Inc.(a)	18,198	$2,559,913
Palantir Technologies Inc., Class A(a)(b)	471,597	4,881,029
Paycom Software Inc.(a)(b)	13,890	4,590,506
Paylocity Holding Corp.(a)	11,451	2,358,104
PTC Inc.(a)	30,386	3,749,025
RingCentral Inc., Class A(a)	24,423	1,208,694
Splunk Inc.(a)(b)	46,410	4,822,463
Trade Desk Inc. (The), Class A(a)	127,504	5,737,680
Tyler Technologies Inc.(a)(b)	11,962	4,772,838
UiPath Inc., Class A(a)	80,096	1,468,160
Unity Software Inc.(a)(b)	47,827	1,788,252
Zendesk Inc.(a)	35,332	2,664,739
Zoom Video Communications Inc., Class A(a)	65,535	6,806,465
Zscaler Inc.(a)	23,201	3,597,547
		100,637,724
Specialty Retail — 3.6%
Advance Auto Parts Inc.	8,262	1,599,688
AutoZone Inc.(a)	3,459	7,393,232
Bath & Body Works Inc.	21,764	773,493
Burlington Stores Inc.(a)(b)	19,027	2,685,280
CarMax Inc.(a)(b)	21,856	2,175,546
Five Below Inc.(a)(b)	16,004	2,033,628
Floor & Decor Holdings Inc., Class A(a)(b)	30,511	2,458,271
GameStop Corp., Class A(a)(b)	32,052	1,090,089
Lithia Motors Inc.	4,136	1,097,198
RH(a)	2,609	729,033
Ross Stores Inc.	101,341	8,234,970
Tractor Supply Co.	19,154	3,667,608
Ulta Beauty, Inc.(a)	15,065	5,858,929
Williams-Sonoma Inc.	8,990	1,298,336
		41,095,301
Technology Hardware, Storage & Peripherals — 0.4%
NetApp Inc.	22,960	1,637,737
Pure Storage Inc., Class A(a)	80,873	2,292,749
		3,930,486
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	14,734	717,251
Deckers Outdoor Corp.(a)	7,858	2,461,204
VF Corp.	93,087	4,159,127
		7,337,582
Trading Companies & Distributors — 1.2%
Fastenal Co.	98,701	5,069,283
United Rentals Inc.(a)	10,593	3,418,043
Watsco Inc.	5,906	1,617,949
WW Grainger Inc.	7,401	4,022,666
		14,127,941
Water Utilities — 0.6%
American Water Works Co. Inc.	32,204	5,005,790
Essential Utilities Inc.	39,592	2,056,408
		7,062,198

Total Long-Term Investments — 99.8%
(Cost: $1,134,264,774)		1,150,183,723

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	54,934,607	54,929,114

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	1,740,000	$1,740,000

Total Short-Term Securities — 4.9%
(Cost: $56,656,545)		56,669,114

Total Investments in Securities — 104.7%
(Cost: $1,190,921,319)		1,206,852,837

Liabilities in Excess of Other Assets — (4.7)%		(54,491,422)

Net Assets — 100.0%		$1,152,361,415

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$76,809,658	$—		$(21,875,223	)(a)	$1,260	$(6,581)	$54,929,114	54,934,607	$138,684	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,250,000	490,000	(a)	—		—	—	1,740,000	1,740,000	4,426		—
						$1,260	$(6,581)	$56,669,114		$143,110		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	5	09/16/22	$728	$62,302
Russell 2000 E-Mini Index	13	09/16/22	1,225	101,463
				$163,765

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,150,183,723	$—	$—	$1,150,183,723
Money Market Funds	56,669,114	—	—	56,669,114
	$1,206,852,837	$—	$—	$1,206,852,837
Derivative financial instruments(a)
Assets
Futures Contracts	$163,765	$—	$—	$163,765

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust